ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2022
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

9.ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	December 31, 2022	December 31, 2021
	$	$
Accounts payable and accrued liabilities	5,588,742	2,573,200
Reclamation provision(1)	1,411,293	—
Accounts payable and accrued liabilities, end of year	7,000,035	2,573,200

(1)	Provincial laws and regulations concerning environmental protection affect the Company’s exploration and operations. Under current regulations, the Company is required to meet performance standards to minimize the environmental impact from its activities and to perform site restoration and other reclamation activities. The Company’s reclamation provision is based on known requirements.

The breakdown of the reclamation provision is as follows:

	December 31, 2022	December 31, 2021
	$	$
Balance beginning of year	—	—
Additions to reclamation provision	1,411,293	—
Balance end of year	1,411,293	—

9.ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (continued)

The Company has estimated that the reclamation costs are current costs and as such considers the present value of the provision at December 31, 2022 to be equal to the total future undiscounted cash flows to settle the provision for reclamation, being $1,411,293 (December 31, 2021 - $Nil). The Company has included these costs in the total amount of exploration and evaluation expenditures in the statement of loss and comprehensive loss for the year.